FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS

We categorize our assets and liabilities accounted for at fair value into the three-level hierarchy based on inputs used to determine the fair value. Level 1 inputs are unadjusted quoted prices for identical assets or liabilities in an active market. Level 2 inputs include quoted prices for similar assets or liabilities, quoted prices in non-active markets, and pricing models whose inputs are observable, directly or indirectly. Level 3 inputs are unobservable and supported by little or no market activity. Transfers between levels are recorded at the end of a reporting period. There were no transfers between levels in the periods presented.

FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present, by level within the fair value hierarchy, TEP’s assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
	March 31, 2015
	Millions of Dollars
Assets
Cash Equivalents(1)	$50	$50	$—	$—	$—	$50
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	27	—	27	—	—	27
Energy Contracts—Regulatory Recovery(3)	1	—	—	1	(1)	—

Total Assets	80	52	27	1	(1)	79

Liabilities
Energy Contracts—Regulatory Recovery(3)	(25)	—	(13)	(12)	1	(24)
Energy Contracts—Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(4)	—	(4)	—	—	(4)

Total Liabilities	(30)	—	(17)	(13)	1	(29)

Net Total Assets (Liabilities)	$50	$52	$10	$(12)	$—	$50

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
	December 31, 2014
	Millions of Dollars
Assets
Cash Equivalents(1)	$15	$15	$—	$—	$—	$15
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	26	—	26	—	—	26
Energy Contracts—Regulatory Recovery(3)	2	—	—	2	(2)	—

Total Assets	45	17	26	2	(2)	43

Liabilities
Energy Contracts—Regulatory Recovery(3)	(18)	—	(9)	(9)	1	(17)
Energy Contracts—No Regulatory Recovery(3)	(1)	—	—	(1)	1	—
Energy Contracts—Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(5)	—	(5)	—	—	(5)

Total Liabilities	(25)	—	(14)	(11)	2	(23)

Net Total Assets (Liabilities)	$20	$17	$12	$(9)	$—	$20

(1)	Cash Equivalents and Restricted Cash represent amounts held in money market funds and certificates of deposit valued at cost, including interest, which approximates fair market value. Cash Equivalents are included in Cash and Cash Equivalents on the balance sheets. Restricted Cash is included in Investments and Other Property—Other on the balance sheets.
(2)	Rabbi Trust Investments include amounts related to deferred compensation and Supplement Executive Retirement Plan (SERP) benefits held in mutual and money market funds valued at quoted prices traded in active markets. These investments are included in Investments and Other Property—Other on the balance sheets.
(3)	Energy Contracts include gas swap agreements (Level 2), power options (Level 2), gas options (Level 3), forward power purchase and sales contracts (Level 3) entered into to reduce exposure to energy price risk, and, at December 31, 2014, a power sale option. These contracts are included in Derivative Instruments on the balance sheets. The valuation techniques are described below.
(4)	An Interest Rate Swap valued using an income valuation approach, based on the 6-month London Interbank Offered Rate (LIBOR) is included in Derivative Instruments on the balance sheets.
(5)	All energy contracts are subject to legally enforceable master netting arrangements to mitigate credit risk. We have presented the effect of offset by counterparty; however, we present derivatives on a gross basis on the balance sheets.

DERIVATIVE INSTRUMENTS

We enter into various derivative and non-derivative contracts to reduce our exposure to energy price risk associated with our gas and purchased power requirements. The objectives for entering into such contracts include: creating price stability; meeting load and reserve requirements; and reducing exposure to price volatility that may result from delayed recovery under the PPFAC.

We primarily apply the market approach for recurring fair value measurements. When we have observable inputs for substantially the full term of the asset or liability or use quoted prices in an inactive market, we categorize the instrument in Level 2. We categorize derivatives in Level 3 when we use an aggregate pricing service or published prices that represent a consensus reporting of multiple brokers.

For both power and gas prices we obtain quotes from brokers, major market participants, exchanges, or industry publications and rely on our own price experience from active transactions in the market. We primarily use one set of quotations each for power and for gas and then validate those prices using other sources. We believe that the market information provided is reflective of market conditions as of the time and date indicated.

Published prices for energy derivative contracts may not be available due to the nature of contract delivery terms such as non-standard time blocks and non-standard delivery points. In these cases, we apply adjustments based on historical price curve relationships, transmission, and line losses.

We estimate the fair value of our gas options using a Black-Scholes-Merton option pricing model which includes inputs such as implied volatility, interest rates, and forward price curves.

The December 31, 2014 valuation of our power sale option was a function of observable market variables, regional power and gas prices, as well as the ratio between the two, which represents the prevailing market heat rate.

We record transfers between levels in the fair value hierarchy at the end of the reporting period. There were no transfers between levels in the periods presented.

We also consider the impact of counterparty credit risk using current and historical default and recovery rates, as well as our own credit risk using credit default swap data.

The inputs and our assessments of the significance of a particular input to the fair value measurements require judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. We review the assumptions underlying our price curves monthly.

Cash Flow Hedges

We enter into interest rate swaps to mitigate the exposure to volatility in variable interest rates on debt. The interest rate swap agreement expires January 2020. The realized loss recorded to Capital Lease Interest Expense was less than $0.5 million for the three months ended March 31, 2015 and less than $1 million for the three months ended March 31, 2014. The realized loss recorded to Long-Term Debt Interest Expense for three months ended March 31, 2014 was less than $0.5 million. We also have a power purchase swap to hedge the cash flow risk associated with a long-term power supply agreement. The power purchase swap agreement expires in September 2015. The after-tax unrealized gains and losses on cash flow hedge activities are reported in the statements of other comprehensive income. The loss expected to be reclassified to earnings within the next twelve months is estimated to be $3 million.

Energy Contracts—Regulatory Recovery

We record unrealized gains and losses on energy contracts that are recoverable through the PPFAC on the balance sheets as a regulatory asset or a regulatory liability rather than reporting the transaction in the income statements or in the statements of other comprehensive income, as shown in following table:

	Three Months Ended March 31,
	2015	2014
	Millions of Dollars
Unrealized Net Gain (Loss) Recorded to Regulatory (Assets)/Liabilities	$(6)	$1

Energy Contracts—No Regulatory Recovery

Forward contracts with long-term wholesale customers do not qualify for regulatory recovery. For these contracts that qualify as derivatives, we record unrealized gains and losses in the income statement, unless and until a normal purchase or normal sale election is made. In the first quarter of 2015, TEP made a normal sale election for a three-year sales option contract entered into in December 2014.

Derivative Volumes

At March 31, 2015, we have energy contracts that will settle through the first quarter of 2018. The volumes associated with our energy contracts were as follows:

	March 31, 2015	December 31, 2014
Power Contracts GWh	1,008	2,604
Gas Contracts GBtu	24,027	19,932

Level 3 Fair Value Measurements

The following table provides quantitative information regarding significant unobservable inputs in TEP’s Level 3 fair value measurements:

	Valuation Approach	Fair Value at March 31, 2015			Range of Unobservable Input
		Assets	Liabilities	Unobservable Inputs
		Millions of Dollars
Forward Power Contracts	Market approach	$1	$(8)	Market price per MWh	$23.80	$37.70

Gas Option Contracts	Option model	—	(5)	Market price per MMbtu	$2.34	$3.22

				Gas volatility	24.15%	39.91%

Level 3 Energy Contracts		$1	$(13)

	Valuation Approach	Fair Value at December 31, 2014			Range of Unobservable Input
		Assets	Liabilities	Unobservable Inputs
		Millions of Dollars
Forward Power Contracts	Market approach	$1	$(6)	Market price per MWh	$22.35	$39.05

Power Sale Option	Market approach	1	(1)	Market price per MWh	$27.75	$44.94
				Market price per MMbtu	$2.88	$4.02

Gas Option Contracts	Option model	—	(4)	Market price per MMbtu	$2.72	$3.26
				Gas volatility	30.8%	53.29%

Level 3 Energy Contracts		$2	$(11)

Changes in one or more of the unobservable inputs could have a significant impact on the fair value measurement depending on the magnitude of the change and the direction of the change for each input. The impact of changes to fair value, including changes from unobservable inputs, that are subject to recovery or refund through the PPFAC mechanism and are reported as a regulatory asset or regulatory liability, or as a component of other comprehensive income, rather than in the income statement.

The following tables present a reconciliation of changes in the fair value of assets and liabilities classified as Level 3 in the fair value hierarchy:

	Three Months Ended March 31,
	2015	2014
	Millions of Dollars
Balances at December 31	$(9)	$(2)
Realized/Unrealized Gains/(Losses) Recorded to:
Net Regulatory Assets/Liabilities—Derivative Instruments	(2)	(1)
Settlements	(1)	1

Balances at March 31	$(12)	$(2)

Total Gains/(Losses) Attributable to the Change in Unrealized Gains/(Losses) Relating to Assets/(Liabilities) Still Held at the End of the Period	$(3)	$—

CREDIT RISK

The use of contractual arrangements to manage the risks associated with changes in energy commodity prices creates credit risk exposure resulting from the possibility of non-performance by counterparties pursuant to the terms of their contractual obligations. We enter into contracts for the physical delivery of energy and gas which contain remedies in the event of non-performance by the supply counterparties. In addition, volatile energy prices can create significant credit exposure from energy market receivables and subsequent measurement at fair value.

We have contractual agreements for energy procurement and hedging activities that contain certain provisions requiring each company to post collateral under certain circumstances. These circumstances include: exposures in excess of unsecured credit limits; credit rating downgrades; or a failure to meet certain financial ratios. In the event that such credit events were to occur, we would have to provide certain credit enhancements in the form of cash or LOCs to fully collateralize our exposure to these counterparties.

We consider the effect of counterparty credit risk in determining the fair value of derivative instruments that are in a net asset position after incorporating collateral posted by counterparties and allocate the credit risk adjustment to individual contracts. We also consider the impact of our own credit risk after considering collateral posted on instruments that are in a net liability position and allocate the credit risk adjustment to all individual contracts.

Material adverse changes could trigger credit risk-related contingent features. At March 31, 2015, the value of derivative instruments in a net liability position under contracts with credit risk-related contingent features, including contracts under the normal purchase normal sale exception, was $27 million, compared with $21 million at December 31, 2014. At March 31, 2015, TEP had no cash collateral posted and less than $0.5 million of LOCs as credit enhancements with its counterparties and held no collateral from its counterparties. The additional collateral to be posted if credit-risk contingent features were triggered would be $27 million.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The fair value of a financial instrument is the market price to sell an asset or transfer a liability at the measurement date. We use the following methods and assumptions for estimating the fair value of our financial instruments:

The carrying amounts of our current maturities of long-term debt and amounts outstanding under our credit agreements approximate the fair values due to the short-term nature of these financial instruments. These items have been excluded from the table below.

For Long-Term Debt, we use quoted market prices, when available, or calculate the present value of remaining cash flows at the balance sheet date. When calculating present value, we use current market rates for bonds with similar characteristics such as credit rating and time-to-maturity. We consider the principal amounts of variable rate debt outstanding to be reasonable estimates of the fair value. We also incorporate the impact of our own credit risk using a credit default swap rate.

The use of different estimation methods and/or market assumptions may yield different estimated fair value amounts. The carrying values recorded on the balance sheets and the estimated fair values of our financial instruments include the following:

		March 31, 2015		December 31, 2014
	Fair ValueHierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
	Millions of Dollars
Long-Term Debt	Level 2	$1,541	$1,642	$1,372	$1,457

 FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS

We categorize our financial instruments into the three-level hierarchy based on inputs used to determine the fair value. Level 1 inputs are unadjusted quoted prices for identical assets or liabilities in an active market. Level 2 inputs include quoted prices for similar assets or liabilities, quoted prices in non-active markets, and pricing models whose inputs are observable, directly or indirectly. Level 3 inputs are unobservable and supported by little or no market activity.

FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present, by level within the fair value hierarchy, TEP’s assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
			December 31, 2014 Millions of Dollars
Assets
Cash Equivalents(1)	$15	$15	$—	$—	$—	$15
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	26	—	26	—	—	26
Energy Contracts – Regulatory Recovery(3)	1	—	—	1	(1)	—
Energy Contracts – No Regulatory Recovery(3)	1	—	—	1	(1)	—

Total Assets	45	17	26	2	(2)	43

Liabilities
Energy Contracts – Regulatory Recovery(3)	(18)	—	(9)	(9)	1	(17)
Energy Contracts – No Regulatory Recovery(3)	(1)	—	—	(1)	1	—
Energy Contracts – Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(5)	—	(5)	—	—	(5)

Total Liabilities	(25)	—	(14)	(11)	2	(23)

Net Total Assets (Liabilities)	$20	$17	$12	$(9)	—	$20

	Total	Level 1	Level 2	Level 3	Counterparty Netting of Energy Contracts Not Offset on the Balance Sheets(5)	Net Amount
			December 31, 2013 Millions of Dollars
Assets
Cash Equivalents(1)	$—	$—	$—	$—	$—	$—
Restricted Cash(1)	2	2	—	—	—	2
Rabbi Trust Investments(2)	22	—	22	—	—	22
Energy Contracts – No Regulatory Recovery(3)	2	—	1	1	(1)	1

Total Assets	26	2	23	1	(1)	25

Liabilities
Energy Contracts – Regulatory Recovery(3)	(2)	—	—	(2)	1	(1)
Energy Contracts – Cash Flow Hedge(3)	(1)	—	—	(1)	—	(1)
Interest Rate Swaps(4)	(7)	—	(7)	—	—	(7)

Total Liabilities	10	—	(7)	(3)	1	(9)

Net Total Assets (Liabilities)	$16	$2	$16	$(2)	—	$16

(1)	Cash Equivalents and Restricted Cash represent amounts held in money market funds and certificates of deposit valued at cost, including interest, which approximates fair market value. Cash Equivalents are included in Cash and Cash Equivalents on the balance sheets. Restricted Cash is included in Investments and Other Property – Other on the balance sheets.
(2)	Rabbi Trust Investments include amounts related to deferred compensation and Supplement Executive Retirement Plan (SERP) benefits held in mutual and money market funds valued at quoted prices traded in active markets. These investments are included in Investments and Other Property – Other on the balance sheets.
(3)	Energy Contracts include gas swap agreements (Level 2), power options (Level 2), gas options (Level 3), forward power purchase and sales contracts (Level 3) entered into to reduce exposure to energy price risk, and a power sale option (Level 3). These contracts are included in Derivative Instruments on the balance sheets. The valuation techniques are described below.
(4)	Interest Rate Swaps still held are valued based on the 6-month London Interbank Offered Rate (LIBOR). An interest rate swap valued based on the Securities Industry and Financial Markets Association Municipal swap index matured in September 2014. These interest rate swaps are included in Derivative Instruments on the balance sheets.
(5)	All energy contracts are subject to legally enforceable master netting arrangements to mitigate credit risk. We have presented the effect of offset by counterparty; however, we present derivatives on a gross basis on the balance sheets.

DERIVATIVE INSTRUMENTS

We enter into various derivative and non-derivative contracts to reduce our exposure to energy price risk associated with our gas and purchased power requirements. The objectives for entering into such contracts include: creating price stability; meeting load and reserve requirements; and reducing exposure to price volatility that may result from delayed recovery under the PPFAC.

We primarily apply the market approach for recurring fair value measurements. When we have observable inputs for substantially the full term of the asset or liability or use quoted prices in an inactive market, we categorize the instrument in Level 2. We categorize derivatives in Level 3 when we use an aggregate pricing service or published prices that represent a consensus reporting of multiple brokers.

For both power and gas prices we obtain quotes from brokers, major market participants, exchanges, or industry publications and rely on our own price experience from active transactions in the market. We primarily use one set of quotations each for power and for gas and then validate those prices using other sources. We believe that the market information provided is reflective of market conditions as of the time and date indicated.

Published prices for energy derivative contracts may not be available due to the nature of contract delivery terms such as non- standard time blocks and non-standard delivery points. In these cases, we apply adjustments based on historical price curve relationships, transmission, and line losses.

We estimate the fair value of our gas options using a Black-Scholes-Merton option pricing model which includes inputs such as implied volatility, interest rates, and forward price curves. In the first half of 2013, we also used this pricing model to value our power purchase options. Beginning in the third quarter of 2013, the fair value of our power purchase options is based on contractually specified option premiums instead of the Black-Scholes-Merton option pricing model because the needed inputs are no longer available. Based on the change, we transferred the purchase power options out of Level 3 and in to Level 2 at the end of third quarter of 2013. The amount transferred was less than $0.5 million. We record transfers between levels in the fair value hierarchy at the end of the reporting period. There were no other transfers between levels in the periods presented.

The valuation of our power sale option is a function of observable market variables, regional power and gas prices, as well as the ratio between the two, the prevailing market heat rate.

We also consider the impact of counterparty credit risk using current and historical default and recovery rates, as well as our own credit risk using credit default swap data.

The inputs and our assessments of the significance of a particular input to the fair value measurements require judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. We review the assumptions underlying our price curves monthly.

Cash Flow Hedges

We enter into interest rate swaps to mitigate the exposure to volatility in variable interest rates on debt. At December 31, 2014, we have one interest rate swap agreement which expires in January 2020. We also have a power purchase swap to hedge the cash flow risk associated with a long-term power supply agreement. The power purchase swap agreement expires in September 2015. The after-tax unrealized gains and losses on cash flow hedge activities are reported in the statements of comprehensive income. The loss expected to be reclassified to earnings within the next twelve months is estimated to be $3 million.

Energy Contracts - Regulatory Recovery

We record unrealized gains and losses on energy contracts that are recoverable through the PPFAC on the balance sheets as a regulatory asset or a regulatory liability rather than reporting the transaction in the income statements or in the statements of other comprehensive income, as shown in following tables:

	Year Ended December 31,
	2014	2013	2012
	Millions of Dollars
Unrealized Net Gain (Loss) Recorded in Regulatory (Assets) Liabilities	$(18)	$—	$6

Realized gains and losses on settled contracts are fully recoverable through the PPFAC.

Energy Contracts - No Regulatory Recovery

From time to time, TEP may enter into forward contracts with long-term wholesale customers that qualify as derivatives. We record unrealized gains and losses on these energy derivatives in the income statement as they do not qualify for regulatory recovery. In December 2014, TEP entered into a three-year sales option contract. The unrealized gain recorded in Electric Wholesale Sales in 2014 was less than $1 million.

Derivative Volumes

At December 31, 2014, we have energy contracts that will settle through the fourth quarter of 2017. The volumes associated with our energy contracts were as follows:

	December 31, 2014	December 31, 2013
Power Contracts GWh	2,604	779
Gas Contracts GBtu	19,932	9,615

Level 3 Fair Value Measurements

The following table provides quantitative information regarding significant unobservable inputs in TEP’s Level 3 fair value measurements:

		Fair Value at December 31, 2014			Range of Unobservable Input
	Valulation Approach	Assets	Liabilities	Unobservable Inputs	Minimum	Maximum

Forward Power Contracts	Market approach	$1	$(6)	Market price per MWh	$22.35	$39.05

Power Sale Option	Market approach	1	(1)	Market price per MWh	$27.75	$44.94

				Market price per MWh	$2.88	$4.02

Gas Option Contracts	Option model	—	(4)	Market price per MWh	$2.72	$3.26

				Gas volatility	30.8%	53.29%

Level 3 Energy Contracts		$2	$(11)

		Fair Value at December 31, 2013			Range of Unobservable Input
	Valulation Approach	Assets	Liabilities	Unobservable Inputs	Minimum	Maximum

Forward Power Contracts	Market approach	$—	$(3)	Market price per MWh	$27.00	$48.25

Gas Option Contracts	Option model	1	—	Market price per MWh	$3.88	$4.32

				Gas volatility	25.05%	35.07%

Level 3 Energy Contracts		$1	$(3)

Changes in one or more of the unobservable inputs could have a significant impact on the fair value measurement depending on the magnitude of the change and the direction of the change for each input. Generally, the impact of changes to fair value, including changes from unobservable inputs, are subject to recovery or refund through the PPFAC mechanism and are reported as a regulatory asset or regulatory liability, rather than in the income statement.

The following tables present a reconciliation of changes in the fair value of assets and liabilities classified as Level 3 in the fair value hierarchy:

	Year Ended December 31,
	2014	2013
	Millions of Dollars
Balances at Beginning of Year	$(2)	$—
Realized/Unrealized/(Losses) Recorded to:
Net Regulatory Assets/Liabilities – Derivative Instruments	(8)	(2)
Settlements	1	—

Balances at End of Year	$(9)	$(2)

Total Gains/(Losses) Attributable to the Change in Unrealized Gains/(Losses) Relating to Assets/(Liabilities) Still Held at the End of the Period	$(8)	$(1)

CREDIT RISK

The use of contractual arrangements to manage the risks associated with changes in energy commodity prices creates credit risk exposure resulting from the possibility of non-performance by counterparties pursuant to the terms of their contractual obligations. We enter into contracts for the physical delivery of energy and gas which contain remedies in the event of non- performance by the supply counterparties. In addition, volatile energy prices can create significant credit exposure from energy market receivables and subsequent measurement at fair value.

We have contractual agreements for energy procurement and hedging activities that contain certain provisions requiring each company to post collateral under certain circumstances. These circumstances include: exposures in excess of unsecured credit limits; credit rating downgrades; or a failure to meet certain financial ratios. In the event that such credit events were to occur, we would have to provide certain credit enhancements in the form of cash or LOCs to fully collateralize our exposure to these counterparties.

We consider the effect of counterparty credit risk in determining the fair value of derivative instruments that are in a net asset position after incorporating collateral posted by counterparties and allocate the credit risk adjustment to individual contracts. We also consider the impact of our own credit risk after considering collateral posted on instruments that are in a net liability position and allocate the credit risk adjustment to all individual contracts.

Material adverse changes could trigger credit risk-related contingent features. At December 31, 2014, the value of derivative instruments in a net liability position under contracts with credit risk-related contingent features, including contracts under the normal purchase normal sale exception, was $21 million, compared with $5 million at December 31, 2013. At December 31, 2014, TEP had no cash collateral posted and less than $1 million of LOCs as credit enhancements with its counterparties and held no collateral from its counterparties. The additional collateral to be posted if credit-risk contingent features were triggered would be $21 million.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The fair value of a financial instrument is the market price to sell an asset or transfer a liability at the measurement date. We use the following methods and assumptions for estimating the fair value of our financial instruments:

•	The carrying amounts of our current maturities of long-term debt and amounts outstanding under our credit agreements approximate the fair values due to the short-term nature of these financial instruments. These items have been excluded from the table below.

•	For Investment in Lease Equity, we estimated the price at which an investor would realize a target internal rate of return. Our estimates included: the mix of debt and equity an investor would use to finance the purchase; the cost of debt; the required return on equity; and income tax rates. The estimate assumed a residual value based on an appraisal of Springerville Unit 1 conducted in 2011. No impairment has been recorded as TEP expects to recover the full carrying value in retail rates. The balance was transferred to Plant in Service upon the December 2014 purchase of an additional undivided interest in Springerville Unit 1. See Note 3 of Notes to Consolidated Financial Statements.

•	For Long-Term Debt, we use quoted market prices, when available, or calculate the present value of remaining cash flows at the balance sheet date. When calculating present value, we use current market rates for bonds with similar characteristics such as credit rating and time-to-maturity. We consider the principal amounts of variable rate debt outstanding to be reasonable estimates of the fair value. We also incorporate the impact of our own credit risk using a credit default swap rate.

The use of different estimation methods and/or market assumptions may yield different estimated fair value amounts. The carrying values recorded on the balance sheets and the estimated fair values of our financial instruments include the following:

		December 31, 2014		December 31, 2013
	Fair Value Hierachy	Carrying Value	Fair Value	Carrying Value	Fair Value
	Millions of Dollars
Assets:
Investment in Lease Equity(1)	Level 3	N/A	N/A	$36	$$25

Liabilities:
Long-Term Debt	Level 2	1,372	1,457	1,223	1,214

(1)	Balance was transferred to Plant in Service in December 2014.